INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Narrative) (Details) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) member vice-president $ / shares MW shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 R$ / shares	Aug. 05, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 R$ / shares	Dec. 31, 2019 R$ / shares	Feb. 28, 2019	Dec. 31, 2018 USD ($)
Disclosure of unconsolidated structured entities [line items]
Investments in associates	$ 681,700	$ 422,900
Revenue	16,090,744	8,735,435	$ 10,192,818
Net sales	16,090,744	8,735,435	10,192,818
Non-current assets	8,491,363	8,289,460
Current assets	8,606,544	4,566,775
Non-current liabilities	1,649,105	2,559,485
Current liabilities	3,213,764	1,853,597
Equity	12,235,038	8,443,153	$ 7,714,873							$ 7,484,576
Borrowings	1,479,038	1,722,893
Non-consolidated parties
Disclosure of unconsolidated structured entities [line items]
Investments in associates	653,900	756,300
Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement					$ 68,000
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Revenue	6,270,000	3,133,000
Net sales	6,270,000	3,133,000
Equity	$ 3,897,381	2,861,000
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C.
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	20.40%
Usiminas Control Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	68.60%
Number of executive board members | member	6
Number of vice-presidents | vice-president	5
Usiminas Control Group | Ternium Investments and NSC Group
Disclosure of unconsolidated structured entities [line items]
Length between electing chief executive officer	4 years
Usiminas Control Group | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Number of board members to elect | member	3
Usiminas Control Group | NSC Group
Disclosure of unconsolidated structured entities [line items]
Number of board members to elect | member	3
Usiminas Control Group | T/T Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	47.10%
Usiminas Control Group | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	39.50%
Usiminas Control Group | TenarisConfab
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	7.60%
Usiminas Control Group | NSC Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	45.90%
Usiminas Control Group | Previdencia Usiminas
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	7.00%
Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 419,000	314,000
Number of megawatts (MW) | MW	900
Net sales	$ 419,000	314,000
Profit (loss) from continuing operations	45,000	44,000
Non-current assets	791,000	833,000
Current assets	91,000	59,000
Non-current liabilities	614,000	709,000
Current liabilities	134,000	95,000
Equity	134,000	$ 89,000
Subordinated liabilities	$ 127,400
Techgen S.A. de C.V. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	48.00%
Proportion of ownership interest in associate's power supply (percent)	78.00%
Techgen S.A. de C.V. | Tecpetrol International S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	30.00%
Techgen S.A. de C.V. | Ternium Investments S.a.r.l.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	22.00%
Proportion of ownership interest in associate's power supply (percent)	22.00%
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Borrowings	$ 423,000					$ 463,000
Debt instrument, average life						2 years 7 months 24 days
Debt instrument, percentage of debt service reserve account						10.00%
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | Techgen S.A. de C.V. Syndicated Loan Due February 2026 | Ternium Investments
Disclosure of unconsolidated structured entities [line items]
Payment for purchase of participation in borrowing arrangement	$ 62,000
Techgen S.A. de C.V. | HSBC Mexico, Natixis, Credit Agricole, BNP, Santander, Intesa SP and Norinchukin | London Interbank Offered Rate (LIBOR)1 | Techgen S.A. de C.V. Syndicated Loan Due February 2026
Disclosure of unconsolidated structured entities [line items]
Borrowings, adjustment to interest rate basis									1.70%
Ordinary shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)	$ 2.60	$ 3.02		R$ 14.51			R$ 15.69
Ordinary shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	242.6
Ordinary shares | Usiminas Control Group
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	483.6
Preferred shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)		$ 2.72	$ 2.81				R$ 15.16	R$ 14.61
Preferred shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	8.5